Hybrid Securities (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of other equity interest [Abstract]
Schedule of other equity interest [Table Text Block]

The bond-type hybrid securities classified as owner’s equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	June 30, 2018	December 31, 2017
Securities in local currency	June 20, 2008	June 20, 2038	7.7	—	255,000
	April 25, 2013	April 25, 2043	4.4	500,000	500,000
	November 13, 2013	November 13, 2043	5.7	200,000	200,000
	December 12, 2014	December 12, 2044	5.2	160,000	160,000
	June 3, 2015	June 3, 2045	4.4	240,000	240,000
Securities in foreign currencies	June 10, 2015	June 10, 2045	5.0	559,650	559,650
	September 27, 2016	—	4.5	553,450	553,450
	May 16, 2017	—	5.3	562,700	562,700
Issuance cost				(12,544)	(12,912)

Total				2,763,256	3,017,888